OTHER CURRENT ASSETS, NET (Details) (Parenthetical) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2015	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Gross						$ 83,197	$ 93,135
Loans to third parties						$ 37,769	$ 38,242
Debt instrument interest rate		4.35%			5.00%	5.00%	4.35%
Loans and Leases Receivable, Allowance						$ 2,283	$ 1,242
Am Advertising And Its Subsidiaries Current Assets						13,767
Sale of equity interest, percentage				75.00%
AM Advertising [Member]
Loans and Leases Receivable, Allowance						8,678	8,787
Am Advertising And Its Subsidiaries Current Assets						22,445	22,726
Disposal Group, Including Discontinued Operation, Consideration | ¥		¥ 304.5
Variable Interest Entity, Measure of Activity, Operating Income or Loss | ¥		152.0
Debt Instrument, Face Amount | ¥					¥ 88.0
Proceeds from Sale of Cost Method Investments | ¥		56.7
Interest Receivable | ¥					¥ 7.8
Third Parties Loan [Member]
Loans and Leases Receivable, Allowance						37,719	38,061
Shareholder Loan [Member]
Debt Instrument, Face Amount | ¥		88.0
Interest Receivable | ¥		¥ 7.8
Input VAT receivable
Decrease in input VAT receivable			$ 11,153
Gross						$ 6,387	$ 17,540
Cost of non-deductible input VAT generated in prior years was recognized	$ 10,998